Segment reporting: Operating assets and liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Current assets	$ 9,814,644	$ 11,383,485	$ 21,193,666
Non-current assets	33,085,940	33,195,356	14,664,313
Liabilities
Current liabilities	(8,324,796)	(9,827,179)	(13,314,035)
Non-current liabilities	(18,265,450)	$ (17,010,145)	$ (2,387,591)
Intercompany balances
Net asset position	16,310,338
All other
Assets
Current assets	1,834,260
Non-current assets	105,835
Liabilities
Current liabilities	(1,498,586)
Non-current liabilities
Intercompany balances	(1,899,551)
Net asset position	(1,458,042)
Betting platform software and services
Assets
Current assets	2,286,286
Non-current assets	30,455,689
Liabilities
Current liabilities	(1,536,891)
Non-current liabilities	(17,067,797)
Intercompany balances	(3,198,714)
Net asset position	10,938,573
Betting establishments
Segment Reporting Information [Line Items]
Payments for Purchase of Other Assets	157,296
Assets
Current assets	5,694,098
Non-current assets	2,524,416
Liabilities
Current liabilities	(5,289,319)
Non-current liabilities	(1,197,653)
Intercompany balances	5,098,265
Net asset position	$ 6,829,807